Directors' and Senior Management's Remuneration (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Directors' Remuneration
Directors’ remuneration during 2019 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2019
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	461	169	630
SHANG Bing 2	—	1,354	89	1,443
LI Yue 3	—	1,585	187	1,772
Wang Yuhang 4	—	415	163	578
DONG Xin 5	—	1,469	195	1,664

	—	5,284	803	6,087

Independent non-executive directors (Expressed in Hong Kong dollar)
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen *	470	—	—	470
YANG Qiang **	—	—	—	—

	1,385	—	—	1,385

Directors’ remuneration during 2018 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2018
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
YANG Jie 1	—	—	—	—
SHANG Bing 2	—	867	134	1,001
LI Yue 3	—	1,000	163	1,163
SHA Yuejia 6	—	745	104	849
DONG Xin 5	—	890	157	1,047

	—	3,502	558	4,060

Independent non-executive directors (Expressed in Hong Kong dollar)
WONG Kwong Shing, Frank ***	177	—	—	177
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen *	417	—	—	417
YANG Qiang **	—	—	—	—

	1,509	—	—	1,509

Directors’ remuneration during 2017 is as follows:

			Contributions
			relating to
		Salaries,	social insurance,
	Directors’	allowances	housing fund and	2017
	fees	and bonuses	retirement scheme	Total
	’000	’000	’000	’000
Executive directors (Expressed in RMB)
SHANG Bing 2	—	781	123	904
LI Yue (Chief Executive Officer) 3	—	781	151	932
LIU Aili 7	—	592	110	702
SHA Yuejia 6	—	702	148	850
DONG Xin 5	—	695	145	840

	—	3,551	677	4,228

Independent non-executive directors (Expressed in Hong Kong dollar)
WONG Kwong Shing, Frank ***	470	—	—	470
CHENG Mo Chi, Moses	460	—	—	460
CHOW Man Yiu, Paul	455	—	—	455
YIU Kin Wah, Stephen *	255	—	—	255

	1,640	—	—	1,640

1	Mr. YANG Jie was appointed as an executive director and the chairman of the Company with effect from March 21, 2019.
2	Mr. SHANG Bing resigned from his position as an executive director and the chairman of the Company with effect from March 4, 2019.
3	Mr. LI Yue resigned from his position as an executive director and chief executive officer of the Company with effect from October 11, 2019.
4	Mr. WANG Yuhang was appointed as an executive director of the Company with effect from October 24, 2019.
5	Mr. DONG Xin was appointed as an executive director of the Company with effect from March 23, 2017.
6	Mr. SHA Yuejia resigned from his position as executive director of the Company with effect from May 17, 2018.
7	Mr. LIU Aili resigned from his position as executive director of the Company with effect from September 29, 2017.
*	Mr. Stephen YIU Kin Wah was appointed as an independent non-executive director of the Company with effect from March 23, 2017.
**	Dr. YANG Qiang was appointed as an independent non-executive director and a member of the audit committee of the Company with effect from May 17, 2018 and he voluntarily waived his director’s fees.
***	Mr. Frank WONG Kwong Shing resigned from the role of independent non-executive director of the Company with effect from May 17, 2018.